Commitments and Contingencies - Summary of Commitments to Purchase Mineral Stream (Parenthetical) (Detail) lb in Millions		12 Months Ended
	Jul. 16, 2018 oz	Dec. 31, 2019 oz $ / oz lb	Dec. 31, 2018 $ / oz	May 10, 2018 oz
Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Minimum market price of silver on a per ounce basis before top up payment is required		20
Maximum market price of silver on a per ounce basis before top up payment is capped		40
Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Maximum percentage of copper included in concentrate		15.00%
Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Cumulative silver equivalent ounces to be produced before reduction in stream percentage | oz		90,000,000
Constancia and 777 [member]
Disclosure of contractual obligations and commitments [line items]
Initial term of contract		40 years
Silver interests [member] | Antamina [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered		20.00%
Silver interests [member] | Minto PMPA Agreement Amendment [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered		75.00%
Number of ounces to be delivered before first step down in entitlement percentage | oz		11,000
Per Ounce Cash Payment		325
No of months for continuation of amended pricing		14 months
Gold interests [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		25.00%
Percentage of silver production to be Converted to gold and purchased		25.00%
Gold to silver price ratio minimum limit for revisiting stated exchange rate		50
Gold to silver price ratio maximum limit for revisiting stated exchange rate		90
Exchange ratio to be fixed when price ratio reach minimum limit for six months		50
Exchange ratio to be fixed when price ratio reach maximum limit for six months		90
Gold to silver exchange ratio, description		If the average gold to silver price ratio decreases to less than 50:1 or increases to more than 90:1 for a period of 6 months or more, then the “70” shall be revised to “50” or “90”, as the case may be, until such time as the average gold to silver price ratio is between 50:1 to 90:1 for a period of 6 months or more in which event the “70” shall be reinstated.
Gold [member] | Antamina [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%
Gold [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of silver production to be Converted to gold and purchased			25.00%
Gold to silver exchange ratio		70	70
Attributable Payable Production to be Purchased there after			25.00%
Per Ounce Cash Payment		606	600
Gold [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	18.00%
Gold [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%
Gold [member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%
Gold [member] | Stratoni [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%
Gold [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%
Gold [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Number of ounces to be delivered before sharing mechanism applies | oz		30,000
Attributable Payable Production to be Purchased there after		50.00%
Gold [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		25.00%
Attributable Payable Production to be Purchased after stream percentage reduction		16.67%
Per Ounce Cash Payment		450
Gold [member] | Kutcho [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Cumulative gold ounces to be delivered before reduction in stream percentage | oz		51,000
Gold [member] | Constancia deposit at constancia mine [member]
Disclosure of contractual obligations and commitments [line items]
Fixed rate gold recoveries		55.00%
Gold [member] | Pampacancha deposit at constancia mine [member]
Disclosure of contractual obligations and commitments [line items]
Fixed rate gold recoveries		70.00%
The end of fixed rate recoveries | oz		265,000
Gold [member] | Constancia and 777 [member]
Disclosure of contractual obligations and commitments [line items]
Price per ounce after the initial 40 year term		550
Silver [member] | Antamina [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		33.75%
Silver [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%		100.00%
Attributable Payable Production to be Purchased there after				50.00%
Number of silver ounces to be delivered before sharing mechanism applies | oz				6,000,000
Silver [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%
Silver [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%
Silver [member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Price floor on a per ounce basis | oz		4.35
Percentage of production to be purchased		100.00%
Number of silver ounces to be delivered before sharing mechanism applies | oz		1,500,000
Top up payment to be paid on a per ounce basis as a percentage of the difference between the actual price per ounce and the Minimum price per ounce		50.00%
Purchase commitments percentage		50.00%
Per Ounce Cash Payment		8.89
Maximum top up payment		10
Price cap on a per ounce basis		18.89
Silver [member] | Stratoni [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Per Ounce Cash Payment		9.33
Area of drilling completed level 1 | oz		10,000
Area of drilling completed level 2 | oz		20,000
Area of drilling completed level 3 | oz		30,000
Top up payment on a per ounce basis - level 1		2.50
Top up payment on a per ounce basis - level 2		5.00
Top up payment on a per ounce basis - level 3		7.00
Area of drilling completed | oz		20,000
Silver [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		50.00%
Silver [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Per Ounce Cash Payment		4.27
Silver [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Attributable Payable Production to be Purchased after stream percentage reduction		66.67%
Per Ounce Cash Payment		5.90
Silver [member] | Kutcho [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Attributable Payable Production to be Purchased after stream percentage reduction		66.67%
Cumulative silver ounces to be delivered before reduction in stream percentage | oz		5,600,000
Silver [member] | Constancia and 777 [member]
Disclosure of contractual obligations and commitments [line items]
Price per ounce after the initial 40 year term		9.90
Palladium [member] | Antamina [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%
Palladium [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%
Palladium [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		4.50%
Number of ounces to be delivered before first step down in entitlement percentage | oz	375,000	375,000
Percentage of production to be purchased after first step down	2.25%	2.25%
Number of ounces to be delivered before second step down in entitlement percentage | oz	550,000	550,000
Percentage of production to be purchased after second step down	1.00%	1.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%	18.00%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%	22.00%
Palladium [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%
Palladium [member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%
Palladium [member] | Stratoni [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%
Palladium [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%
Palladium [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%
Palladium [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%
Palladium [member] | Kutcho [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%
Cobalt [member] | Antamina [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%
Cobalt [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%
Cobalt [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%
Cobalt [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		42.40%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL		22.00%
Cobalt pounds to be delivered before entitlement step down takes effect | lb		31
Percentage of metal production at the mine which WPM is entitled to after step down		21.20%
Cobalt [member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%
Cobalt [member] | Stratoni [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%
Cobalt [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%
Cobalt [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%
Cobalt [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%
Cobalt [member] | Kutcho [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%